UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lansdowne Partners Limited Partnership

Address:    15 Davies Street
            London W1K 3AG
            England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Lansdowne Partners Limited
            as general partner
Name:       Yok Wah Tai
Title:      Chief Compliance Officer
Phone:      44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Yok Wah Tai                 London, England             February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total: $6,387,632
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11976               Lansdowne Global Financials Fund Ltd.

2.    028-11978               Lansdowne UK Equity Fund Ltd.

3.    028-11979               Lansdowne European Equity Fund Ltd.

4.    028-12718               Lansdowne Global Financials Fund L.P.

5.    028-13736               Lansdowne UK Strategic Investment Master Fund Ltd.

6.    028-13734               Lansdowne UK Equity Fund L.P.

7.    028-13735               Lansdowne European Strategic Equity Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE       SHRS OR    SH/ PUT/   INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)     PRN AMT    PRN CALL   DISCRETION  MNGRS SOLE      SHARED NONE
--------------                --------------    -----      -------     -------    --- ----   ----------  ----- ----      ------ ----

ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101      41,058    771,340  SH          DEFINED      5      771,340
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101     560,449 10,528,813  SH          DEFINED      2   10,528,813
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101      97,760  1,836,557  SH          DEFINED      6    1,836,557
AMAZON COM INC                COM               023135106       7,675     44,336  SH          DEFINED      5       44,336
AMAZON COM INC                COM               023135106      97,999    566,141  SH          DEFINED      2      566,141
AMAZON COM INC                COM               023135106      17,098     98,773  SH          DEFINED      6       98,773
ANADARKO PETE CORP            COM               032511107      23,389    306,425  SH          DEFINED      5      306,425
ANADARKO PETE CORP            COM               032511107     267,979  3,510,795  SH          DEFINED      2    3,510,795
ANADARKO PETE CORP            COM               032511107      46,744    612,397  SH          DEFINED      6      612,397
AON CORP                      COM               037389103       2,989     63,872  SH          DEFINED      4       63,872
AON CORP                      COM               037389103       9,903    211,613  SH          DEFINED      1      211,613
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108       5,609    400,378  SH          DEFINED      4      400,378
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108      18,584  1,326,488  SH          DEFINED      1    1,326,488
CITIGROUP INC                 COM NEW           172967424      29,129  1,107,139  SH          DEFINED      4    1,107,139
CITIGROUP INC                 COM NEW           172967424      96,721  3,676,224  SH          DEFINED      1    3,676,224
COCA COLA CO                  COM               191216100      20,518    293,241  SH          DEFINED      5      293,241
COCA COLA CO                  COM               191216100     315,770  4,512,936  SH          DEFINED      2    4,512,936
COCA COLA CO                  COM               191216100      55,077    787,149  SH          DEFINED      6      787,149
COLGATE PALMOLIVE CO          COM               194162103      12,075    130,695  SH          DEFINED      5      130,695
COLGATE PALMOLIVE CO          COM               194162103     189,578  2,051,932  SH          DEFINED      2    2,051,932
COLGATE PALMOLIVE CO          COM               194162103      33,050    357,724  SH          DEFINED      6      357,724
CYTOKINETICS INC              COM               23282W100          57     59,721  SH          DEFINED      5       59,721
CYTOKINETICS INC              COM               23282W100       3,485  3,629,804  SH          DEFINED      2    3,629,804
CYTOKINETICS INC              COM               23282W100         608    633,155  SH          DEFINED      6      633,155
ELAN PLC                      ADR               284131208      37,455  2,725,971  SH          DEFINED      2    2,725,971
ELAN PLC                      ADR               284131208       6,533    475,498  SH          DEFINED      6      475,498
GOOGLE INC                    CL A              38259P508      30,882     47,812  SH          DEFINED      5       47,812
GOOGLE INC                    CL A              38259P508     392,130    607,106  SH          DEFINED      2      607,106
GOOGLE INC                    CL A              38259P508      68,487    106,034  SH          DEFINED      6      106,034
INTEL CORP                    COM               458140100      30,038  1,238,674  SH          DEFINED      5    1,238,674
INTEL CORP                    COM               458140100     382,631 15,778,602  SH          DEFINED      2   15,778,602
INTEL CORP                    COM               458140100      66,739  2,752,137  SH          DEFINED      6    2,752,137
INTEL CORP                    COM               458140100     606,546    250,122      CALL    DEFINED      2      250,122
INTEL CORP                    COM               458140100      47,741     19,687      CALL    DEFINED      5       19,687
INTEL CORP                    COM               458140100     103,344     42,616      CALL    DEFINED      6       42,616
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106       5,633    303,490  SH          DEFINED      4      303,490
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      18,662  1,005,489  SH          DEFINED      1    1,005,489
JPMORGAN CHASE & CO           COM               46625H100      37,662  1,132,704  SH          DEFINED      5    1,132,704
JPMORGAN CHASE & CO           COM               46625H100     555,220 16,698,334  SH          DEFINED      2   16,698,334
JPMORGAN CHASE & CO           COM               46625H100      96,848  2,912,731  SH          DEFINED      6    2,912,731
JPMORGAN CHASE & CO           COM               46625H100      25,767    774,960  SH          DEFINED      4      774,960
JPMORGAN CHASE & CO           COM               46625H100      85,466  2,570,411  SH          DEFINED      1    2,570,411
KKR & CO L P DEL              COM UNITS         48248M102       6,296    490,697  SH          DEFINED      4      490,697
KKR & CO L P DEL              COM UNITS         48248M102      20,858  1,625,726  SH          DEFINED      1    1,625,726
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100       8,708    169,316  SH          DEFINED      7      169,316
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100      29,289    569,488  SH          DEFINED      3      569,488
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100      54,443  1,058,583  SH          SOLE              1,058,583
MARSH & MCLENNAN COS INC      COM               571748102       3,268    103,351  SH          DEFINED      4      103,351
MARSH & MCLENNAN COS INC      COM               571748102      10,827    342,411  SH          DEFINED      1      342,411
MEDIVATION INC                COM               58501N101      17,583    381,331  SH          DEFINED      5      381,331
MEDIVATION INC                COM               58501N101      58,674  1,272,481  SH          DEFINED      2    1,272,481
MEDIVATION INC                COM               58501N101      10,235    221,961  SH          DEFINED      6      221,961
MGIC INVT CORP WIS            COM               552848103       3,650    978,452  SH          DEFINED      4      978,452
MGIC INVT CORP WIS            COM               552848103      12,143  3,255,448  SH          DEFINED      1    3,255,448
MORGAN STANLEY                COM NEW           617446448      10,783    712,687  SH          DEFINED      4      712,687
MORGAN STANLEY                COM NEW           617446448      35,876  2,371,210  SH          DEFINED      1    2,371,210
NASDAQ OMX GROUP INC          COM               631103108      14,624    596,637  SH          DEFINED      4      596,637
NASDAQ OMX GROUP INC          COM               631103108      48,449  1,976,713  SH          DEFINED      1    1,976,713
NIKE INC                      CL B              654106103      39,400    408,837  SH          DEFINED      5      408,837
NIKE INC                      CL B              654106103     446,894  4,637,270  SH          DEFINED      2    4,637,270
NIKE INC                      CL B              654106103      77,947    808,826  SH          DEFINED      6      808,826
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297       1,394     77,131  SH          DEFINED      7       77,131
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297       4,859    268,919  SH          DEFINED      3      268,919
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297       1,628     90,075  SH          SOLE                 90,075
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313       1,375     45,060  SH          DEFINED      7       45,060
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313       4,793    157,102  SH          DEFINED      3      157,102
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313       1,605     52,622  SH          SOLE                 52,622
RESPONSE GENETICS INC         COM               76123U105       5,976  3,905,676  SH          DEFINED      5    3,905,676
SLM CORP                      COM               78442P106      12,267    915,429  SH          DEFINED      4      915,429
SLM CORP                      COM               78442P106      40,641  3,032,898  SH          DEFINED      1    3,032,898
WELLS FARGO & CO NEW          COM               949746101      39,552  1,435,127  SH          DEFINED      5    1,435,127
WELLS FARGO & CO NEW          COM               949746101     580,926 21,078,605  SH          DEFINED      2   21,078,605
WELLS FARGO & CO NEW          COM               949746101     101,329  3,676,665  SH          DEFINED      6    3,676,665
WELLS FARGO & CO NEW          COM               949746101      27,011    980,086  SH          DEFINED      4      980,086
WELLS FARGO & CO NEW          COM               949746101      89,491  3,247,117  SH          DEFINED      1    3,247,117
WILLIS GROUP HOLDINGS PUBLIC  SHS               G96666105       3,188     82,169  SH          DEFINED      4       82,169
WILLIS GROUP HOLDINGS PUBLIC  SHS               G96666105      10,563    272,231  SH          DEFINED      1      272,231

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